Filed with the Securities and Exchange Commission on January 28, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 258	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 260	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California  94105-3441
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

January 28, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND
RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND
(Each, a “Fund,” and together, the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

Rigel U.S. Equity Large Cap Growth Fund (the “Large Cap Fund”) is a diversified mutual fund that seeks long-term capital appreciation.

Rigel U.S. Equity Small-Mid Cap Growth Fund (the “Small-Mid Cap Fund”) is a diversified mutual fund that seeks long-term capital appreciation.

Rigel Capital, LLC (the “Advisor”) is the investment advisor to the Funds.

Table of Contents

An Overview of the Funds	2

Performance	3

Fees and Expenses	4

Investment Objective and Principal Investment Strategies	5

Principal Risks of Investing in the Funds	8

Management of the Funds	10

Your Account with the Funds	15

Dividends and Distributions	25

Tax Consequences	25

Financial Highlights	26

Privacy Notice	27

This Prospectus sets forth basic information about the Funds that you should know before investing.  It should be read and retained for future reference.

The date of this Prospectus is January 28, 2008.

AN OVERVIEW OF THE FUNDS

What is each Fund’s Investment Objective?	The investment objective of the Large Cap Fund is to seek long-term capital appreciation. The investment objective of the Small-Mid Cap Fund is to seek long-term capital appreciation.

What are each Fund’s Principal Investment Strategies?
The Large Cap Fund intends to achieve its investment objective by investing primarily in a diversified portfolio of growth-oriented domestic common stocks of large capitalization companies.
The Small-Mid Cap Fund intends to achieve its investment objective by investing primarily in a diversified portfolio of growth-oriented common stocks of small- and mid-capitalization companies.
At the discretion of the Advisor, eachFund may invest itsassets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

What are the Principal Risks of Investing in the Funds?
There is the risk that you could lose money by investing in either of the Funds.  The value of your investment in a Fund will fluctuate as the stocks in the Fund’s portfolio change in price.  The prices of the stocks the Advisor selects may decrease in value.  Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.

With respect to the Small-Mid Cap Fund, securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks, which increase the risk of investment in such companies.

Because the Funds are newer, their success cannot be guaranteed.  There is a risk that a Fund will be liquidated if it does not attract enough assets to support its continued existence. Liquidation does not require prior approval of either Fund’s shareholders and will trigger a taxable event equivalent to redemption of Fund shares.

By themselves, the Funds are not complete, balanced investment plans and the Funds cannot guarantee that they will achieve their investment objectives.

Who may want to Invest in the Funds?	The Funds may be appropriate for investors who:

—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio;

—	Can accept the greater risks of investing in a portfolio with common stock holdings; and

—	Are not primarily concerned with principal stability.

PERFORMANCE

The Large Cap Fund commenced operations on May 31, 2006.  The Small-Mid Cap Fund commenced operations on December 28, 2007.  Performance information for the Small-Mid Cap Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.

The following performance information indicates some of the risks of investing in the Large CapFund.  The bar chart will illustratehow the Large CapFund’s total return will varyfrom year to year.  The table illustratesthe Large CapFund’s average annual total return over time compared with broad-based market indices.  The Large CapFund’s past performance, before and after taxes, is not necessarily an indication of how the Large Cap Fund will perform in the future.

Large Cap Fund – Calendar Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 7.32% (quarter ended 06/30/2007) and the lowest return for a calendar quarter was 1.38% (quarter ended 03/31/2007).

Average Annual Total Returns
(for the periods ended December 31, 2007)

	1 Year	Since Inception May 31, 2006
Large Cap Fund
Return Before Taxes	18.99%	12.92%
Return After Taxes on Distributions(1)	17.75%	12.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.92%	10.75%
S&P 500 Index(2)	5.49%	11.65%
Russell 1000® Growth Index(3)	11.81%	13.72%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangementssuch as 401(k) plans or IRAs.

(2)
The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)
The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees[1] (fees paid directly from your investment)	Large Cap Fund	Small-Mid Cap Fund
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee (as a percentage of amount redeemed)[1]	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.75%	1.00%
Other expenses [2]	0.27%	2.05%
Acquired fund fees and expenses (“AFFE”)[3]	0.01%	0.01%
Total annual fund operating expenses	1.03%	3.06%
Less: Expense waiver/reimbursement[4]	(0.02)%	(1.70)%
Net annual fund operating expenses	1.01%	1.36%

[1]	Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers, returned checks and stop payment charges.
[2]
These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on actual amounts for the Large Cap Fund’s current fiscal year and on estimated amounts for the Small-Mid Cap Fund’s current fiscal year.

[3]
AFFE are indirect fees that the Funds incur from investing in the shares of other mutual funds (“Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The Total Annual Fund Operating Expenses for the Funds will not correlate to the Ratio of Expenses to Average Net Assets that will be provided in theFunds’financial statements as the Funds’financial statements reflect the operating expenses of theFunds and do not include AFFE.  Without AFFE, the Net annual fund operating expenses for the Large Cap Fund and the Small-Mid Cap Fund would have been 1.00% and 1.35%, respectively.

[4]
The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Large Cap Fund and the Small-Mid Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.00% and 1.35%, respectively, of the average daily net assets of each Fund (the “Expense Cap”).  The duration of this contract is indefinite and may be terminated only by the Trust’s Board of Trustees’ (the “Board”) determination that the Expense Cap is no longer in the best interests of each Fund and its shareholders.  In turn, the Advisor is permitted to seek reimbursement from each Fund, subject to limitations, for fees it waived and Fund expenses it paid.  The Advisor is permitted to seek reimbursement from each Fund for three years from the date fees were waived or reimbursed.

EXAMPLE

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund’s operating expenses remain the same.

Please note that the one-year figures below are based on each Fund’s net expenses resulting from the expense limitation agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Large Cap Fund

One Year	Three Years	Five Years	Ten Years
$103	$322	$558	$1,236

Small-Mid Cap Fund

One Year	Three Years
$138	$431

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of both Funds is to seek long-term capital appreciation.

Principal Strategies

Under normal market conditions, the Large Cap Fund will invest at least 80% of its net assets in a diversified portfolio of growth-oriented domestic common stocks of large-cap companies that have a large market capitalization (a “large-cap company”). This is not a fundamental policy and may be changed by the Board, without a vote of shareholders, upon sixty (60) days’ prior notice.  The Advisor considers a large-cap company to be one that has a market capitalization of greater than $5 billion. The Large Cap Fund invests primarily in equity securities of established companies. Equity securities may include, but are not limited to, common stocks, convertible securities and American Depositary Receipts (“ADRs”). In addition, the Large Cap Fund may invest a small portion of its assets in foreign issuers through the use of depositary receipts such as ADRs.

Under normal market conditions, the Small-Mid Cap Fund will invest at least 80% of its net assets in a diversified portfolio of growth-oriented common stocks in the small- and mid-sized capitalization range that the Advisor expects to have above-average earnings growth over the long term. A “growth” stock is defined as a company whose earnings are expected to grow at a higher rate than its industry or the overall market. This is not a fundamental policy and may be changed by the Board, without a vote of shareholders, upon sixty (60) days’ prior notice.  The Advisor considers a small-mid cap company to be one that has a market capitalization of $300 million to $12 billion and shows strong growth characteristics. The Small-Mid Cap Fund invests primarily in equity securities of established companies, typically U.S. companies. Equity securities may include, but are not limited to, common stocks, convertible securities and American Depositary Receipts (“ADRs”).   The Small-Mid Cap Fund will not invest more than 10% of its net assets in ADRs.  The Small-Mid Cap Fund may also purchase one-to five-year Treasury securities, tax-exempt securities, and money market securities.  In addition, the Small-Mid Cap Fund may invest in initial public offerings of securities when the Advisor determines such investments are appropriate.

At the discretion of the Advisor, each Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, a Fund may not reach its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Selection Process

The Advisor’s investment philosophy is to focus on active growth stocks while maintaining an emphasis on risk control.  In accordance with this philosophy, the Advisor’s investment strategy centers around (i) analyzing stocks for their growth potential and determining if they are reasonably priced and (ii) addressing risk by implementing strict and systematic risk controls.

Large Cap Fund
The Advisor begins its analysis with a quantitative screen to identify the top 10% to 20% of the approximately 700 stocks with market capitalizations of $5 billion or more.

Small-Mid Cap Fund
The Advisor begins its analysis with a quantitative screen to identify the top 10% to 20% of the stocks with market capitalizations of $300 million to $12 billion.

The screens for both Funds are based on the following types of information with earnings per share and relative price strength among the most heavily weighted.

•	Earnings per share
•	Sales, margin, return on equity
•	Industry strength
•	Relative strength
•	Price/volume

The top stocks based on the quantitative screen are prioritized based on current and projected information.  The Advisor then conducts a fundamental analysis to further distinguish those stocks that represent the best prospects for each Fund’s portfolio.

The focus of the Advisor’s fundamental analysis is on the following factors:

•	Industry trends
•	Competitive position
•	Consistency of growth
•	Potential for acceleration
•	Quality of earnings

Before selecting stocks for each Fund’s portfolio, candidates are reviewed within the context of the current market environment.

Factors considered in this analysis are:

•	Growth potential versus predictability of growth
•	Embedded expectations of the market and the specific stock
•	Market leadership, sectors or industry
•	Market risk characteristics
•	Cyclical and seasonal considerations

The Advisor’s targeted time horizon for stocks selected for each Fund is 12 to 18 months. The selection process emphasizes stocks that have the ability to contribute to the portfolio immediately.

The Advisor may choose to sell a Fund holding when it believes the security no longer offers attractive growth prospects or when the Advisor wishes to take advantage of a better investment opportunity.

Risk control is an important aspect of the Advisor’s philosophy and process.  Risk controls are a part, or focus, of stock selection, portfolio construction, and sell discipline.

Portfolio Turnover

A Fund’s annual portfolio turnover rate indicates changes in portfolio investments.  The Advisor will sell a security when appropriate and consistent with a Fund’s investment objectives and policies regardless of the effect on the Fund’s portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains.  Frequent buying and selling securities could result in the distribution of short-term capital gains to shareholders which are taxed at higher ordinary income tax rates.

The Funds cannot accurately predict future annual portfolio turnover rates.  Securities may be replaced as they mature; however, the Funds expect that their actual portfolio turnover rates will be generally more than 200%.   These rates may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Temporary or Cash Investments

Under normal market conditions, the Funds will invest substantially all of their assets according to their principal investment strategies as noted above.  The Funds may, however, temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents and/or money market instruments in response to adverse market, economic or political conditions.  This may result in either Fund not achieving its investment objective during that period.

For longer periods of time, each Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.  To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks that may adversely affect each Fund’s net asset value or total return have previously been summarized under “An Overview of the Funds.”  These risks are discussed in more detail below.

The Funds are designed for long-term investors and are not complete investment programs. You may lose money by investing in either Fund.

Large Cap Fund and Small-Mid Cap Fund

Market Risk
The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of each Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by each Fund, and you could lose money.

Equity Risk
The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by each Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Growth Stock Risk
Because of their perceived growth potential, growth stocks are typically in demand and it may be difficult to get an attractive price for them. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities. If the Funds’ growth stocks do not produce the predicted earnings growth, their share price may drop and each Fund’s net asset value per share (“NAV”) may decline.

Non-U.S. Investment Risk
The Funds’ investments in securities of non-U.S. companies are subject to special risks. Each Fund’s return and share price may be affected to a large degree by several factors including political, social or economic instability.

Management Risk
The skill of the Advisor will play a significant role in each Fund’s ability to achieve its investment objective. Each Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, each Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets. The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Sector Risk
From time to time, each Fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuations and access to equity funding.

Portfolio Turnover Risk
A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher amounts of short-term capital gains.  This may mean that you would be likely to have a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect eachFund’s performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Conflicts of Interest Risk
The Advisor may advise other clients with investment objectives similar to those of the Funds.  There may be instances in which the Fundswould not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Advisor.

Risk of Industry or Sector Emphasis
The Funds invest in a diversified portfolio of stocks.  However, the Advisor may decide to acquire several securities in a particular industry or market sector from time to time.  Emphasis in a particular industry or market sector will create increased risk for a Fund as a result of adverse developments within that industry or sector.

Small-Mid Cap Fund Only

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of  portfolio securities is available in the Funds’ Statement of Additional Information dated January 28, 2008 (the “SAI”). Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available on the Funds’ website at www.rigelmutualfunds.com approximately five to ten business days after the calendar quarter end.

MANAGEMENT OF THE FUNDS

Investment Advisor

Rigel Capital, LLC, is the Funds’ investment advisor and provides investment advisory services to each Fund pursuant to investment advisory agreements between the Advisor and the Trust (the “Advisory Agreement(s)”).  The Advisor’s address is 601 Union Street, Suite 3930, Seattle, Washington 98101.  The Advisor has provided investment advisory services to individual and institutional accounts since 1998. The Advisor has provided investment advisory services to each Fund since their inception and as of December 31, 2007, the Advisor managed over $2.2 billion in assets, which included three other pooled investment vehicles as well as separately managed accounts.

The Advisor provides each Fund with advice on buying and selling securities.  The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.   For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.75% of the Large Cap Fund’s average daily net assets and 1.00% of the Small-Mid Cap Fund’s average daily net assets.   The Advisor received 0.73% of its management fee for the fiscal year ended September 30, 2007, from the Large Cap Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreements with respect to the Funds will be available in the Funds’ Semiannual Report dated March 31, 2008.

Prior Performance

The following tables set forth performance data relating to the historical performance of private institutional accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Funds. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against market indices and does not represent the performance of the Funds. You should not consider this performance data as an indication of future performance of the Funds.

Rigel Capital, LLC Performance Results
Rigel Large Cap Growth Composite
September 30, 1998 – December 31, 2007
Years Ended	Asset Weight Total Gross of Fees Return (%)	Russell 1000® GR Return(1) (%)	S&P 500® Total Return(2) (%)	Number of Portfolios (end of period)	Standard Deviation of Returns (%)	Composite Assets (USD millions)	Total Firm Assets (USD millions)	Percentage of Firm Assets	Percentage of Non-Fee Paying Portfolios
2007	19.80	11.81	5.49	57	0.51	$1,315	$2,263	58.1%	0.0%
2006	3.22	9.07	15.80	61	0.34	$1,304	$2,204	59.1%	0.0%
2005	12.68	5.26	4.91	29	0.28	$734	$1,363	53.9%	0.0%
2004	12.50	6.30	10.88	16	0.39	$294	$509	57.8%	0.0%
2003	27.19	29.75	28.68	11	1.52	$210	$323	65.0%	0.0%
2002	-17.79	-27.88	-22.10	8	0.43	$50	$125	40.0%	1.1%
2001	-8.14	-20.42	-11.89	4	3.98	$33	$117	27.9%	2.4%
2000	2.10	-22.42	-9.10	5	2.70	$17	$103	16.5%	5.9%
1999	44.65	33.16	21.04	7	3.91	$51	$160	31.9%	1.2%
1998*	39.30	26.74	21.30	3	0.00	$17	$76	22.4%	3.1%

*Performance return information for September 30, 1998, to December 31, 1998. All other information is as of December 31, 1998.

(1)
The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates. The stocks are also members of the Russell 1000® Growth Index. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(2)
The S&P 500® Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Rigel Capital, LLC Performance Results
Rigel Small-Mid Cap Growth Composite
March 31, 2001 – December 31, 2007

Years Ended	Asset Weight Total Gross of Fees Return (%)	Russell 2500® GR Return(1) (%)	Number of Portfolios (end of period)	Standard Deviation of Returns (%)	Composite Assets (USD millions)	Total Firm Assets (USD millions)	Percentage of Firm Assets	Percentage of Non-Fee Paying Portfolios
2007	28.69	9.69	6	0.13	$91.4	$2,263	4.0%	0.0%
2006	6.72	12.26	7	0.39	$130	$2,204	5.9%	0.0%
2005	3.58	8.17	4	0.78	$100	$1,363	7.3%	0.0%
2004	17.04	14.59	3	0.08	$57	$509	11.2%	0.0%
2003	48.26	46.31	2	0.00	$30	$323	9.3%	0.0%
2002	-13.10	-29.09	1	0.00	$3	$125	2.4%	0.0%
2001*	15.80	11.34	1	0.00	$3	$117	2.6%	0.0%

*	Performance return information from March 31, 2001, to December 31, 2001. All other information is as of December 31, 2001.

(1)
The Russell 2500 Growth Index measures the performance of those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Advisor has prepared and presented this report in compliance with the Performance Presentation Standards of the Global Investment Performance Standards (GIPS®).

The Rigel Large Cap Growth Composite consists of non-taxable, fully discretionary accounts with a large-cap growth objective utilizing a bottom-up approach for the selection of stocks of U.S. companies with market capitalizations of $5 billion and more that show strong growth characteristics.

The inception of the composite strategy is September 30, 1998. The Rigel Large Cap Growth Composite was created on June 30, 1999. The minimum asset level for an account to be included in the Rigel Large Cap Growth Composite is $5,000,000. Accounts are excluded if they fall below $4,000,000 and remain there for one year.

The Rigel Small-Mid Cap Growth Composite consists of non-taxable, fully discretionary accounts with a small-to-mid cap growth objective, utilizing a bottom-up approach for the selection of stocks of U.S. companies with market capitalizations of $500 million to $10 billion that show strong growth characteristics.

The inception of the composite strategy is March 31, 2001. The Rigel Small-Mid Cap Growth Composite was created on June 30, 2001. The minimum asset level for an account to be included in the Rigel Small-Mid Cap Growth Composite is $5,000,000. Accounts are excluded if they fall below $4,000,000 and remain there for one year.

The performance results for the Large Cap Growth Composite have been verified for the period January 1, 2006, to December 31, 2006, by Absolute Performance Verification LLC and previously for the period September 30, 1998, to December 31, 2005, by Moss Adams, LLP.  The performance results for the Large Cap Growth Composite have not yet been verified for the period January 1, 2007, to December 31, 2007.  A copy of the verification report is available upon request. The primary benchmark is the Russell 1000® Growth Index. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. The secondary benchmark for the Rigel Large Cap Growth Composite is the S&P 500® Index. The S&P 500® Index is a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500® Index focuses on the large-cap segment of the market, it has over 80% coverage of U.S. equities. The composite differs from the content and asset allocation of the S&P 500 Index and the Russell 1000® Growth Index, both unmanaged indices. (Indices shown do not include transaction costs, management fees or other costs.) The fee schedule for the Rigel Large Cap Growth Composite is: 0.80% on first $10 million, 0.60% on next $20 million, 0.50% on next $20 million, 0.45% on next $50 million and 0.35% over $100 million.  Investment performance returns and market values are calculated in U.S. dollars.

The performance results for the Small-Mid Cap Growth Composite have been verified for the period January 1, 2006, to December 31, 2006, by Absolute Performance Verification LLC and previously by Moss Adams, LLP for the period March 31, 2001, to December 31, 2005.  The performance results for the Small-Mid Cap Growth Composite have not yet been verified for the period January 1, 2007, to December 31, 2007.  A copy of the verification report is available upon request. The Advisor has calculated dispersion using an equal-weighted standard deviation formula for the underlying composite accounts that have been in the composite for the entire year.  The primary benchmark is the Russell 2500® Growth Index. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market.  Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small to mid-cap growth manager’s opportunity set.  (The index shown does not include transaction costs, management fees or other costs.)

The fee schedule for the Rigel Small-Mid Cap Growth Composite is: 1.00% on first $10 million, 0.85% on next $40 million, and 0.75% over $50 million.  Investment performance returns and market values are calculated in U.S. dollars.

To obtain a complete list and description of the Advisor’s composites or additional information regarding policies or calculating and reporting returns, please contact Lynn Rowley at 1-877-467-0005.

The composite returns for each Composite include the reinvestment of dividends and income. Returns have been calculated using time-weighted monthly returns and are based on trade date valuations. The Advisor does not use leverage or derivatives in the management of accounts. The Advisor only invests in U.S. securities and up to 3% of ADRs, all of which are listed on a U.S. stock exchange.  The data shown represents past performance and offers no guarantee or representation of future results.

Portfolio Managers
The Advisor uses a team approach for the day-to-day management of each Fund’s portfolio. All team members review the results of the quantitative screen, fundamental analysis, analysis of the current market, and participate in security selection.  The investment team for the Large Cap Fund consists of George Kauffman, Richard N. Stice, and John Corby. The investment team for the Small-Mid Cap Fund consists of George Kauffman, Linda Olson, Jeffrey Schmidt and John Corby.  The teams make investment decisions for the Funds and George Kauffman is the team leader for both teams and has final decision-making authority.

George B. Kauffman, CFA, CIC,Founder/Chairman/CEO/Chief Investment Officer
Mr. Kauffman is a founder, Chief Investment Officer (“CIO”), and oversees the investment team activities for the Advisor. He has been the Advisor’s CIO since September 1998 and its Chief Executive Officer and Chairman since August 2003. Prior to founding the Advisor, Mr. Kauffman co-founded and served in the same capacities with Sirach Capital Management from January 1981 to September 1998, and was previously the Senior Pension Manager/Investment Manager for Seattle First National Bank. He received his B.A. in Finance and Investments from the University of Washington and an M.B.A in Finance and Investments from Ohio State University.

Richard N. Stice, CFA – Senior Vice President – Investments
As a member of the Advisor’s investment team, Mr. Stice is responsible for quantitative and fundamental research and analytics as part of the portfolio management team.  Mr. Stice joined Rigel in April 2007.  Prior to joining the firm, he served as senior Associate Director of equity research at Standard & Poor’s from 2000 to 2007.   Prior to joining Standard & Poor’s, he served as a portfolio analyst at Winter Capital International from 1998 to _2000.  Prior to joining Winter Capital International, he served as a market analyst at Frank Russell Company from 1993 to 1998.  Mr. Stice has 15 years of experience in the investment industry.  He received his B.A. in Economics and Political Science from the University of Washington.

John Corby,CFA, Executive Vice President – Investments/ Chief Risk Control Officer
Mr. Corby plays a leadership role in the Advisor’s risk control and quantitative screening.  Mr. Corby has 22years of diverse investment experience, which includes portfolio management positions and client management responsibilities.  Before joining the Advisor in October 2004, Mr. Corby spent 17 years at Provident Investment Counsel where his most recent position was Managing Director.  Mr. Corby is a chartered member of the CFA Institute and in addition he is a member ofthe Seattle Society of Financial Analysts.  He received a B.S. in Liberal Arts from Arizona State University.

Linda C. Olson, CFA – Senior Vice President - Investments
Linda C. Olson is a member of the Advisor’s investment team with over twenty years of financial management experience.  Ms. Olson joined Rigel in April 2007 as a senior vice president/research analyst.  Prior to joining Rigel, she served as vice president/portfolio manager at Bank of America from 2005 to 2007.  Prior to joining Bank of America, she was servedas a portfolio manager at WM Advisors from 1997 to 2005.  Ms. Olsonis a chartered member of the CFA Institute and in addition he is a member of the Seattle Society of Financial Analysts. Ms. Olson earned her B.A.in Financefrom the Universityof Washington.

Jeffrey L. Schmidt –Vice President - Investments
As a member of the Advisor’sinvestment team, Jeffrey L. Schmidt is responsible for quantitative and fundamental research and analytics as part of the portfolio management team.  Mr. Schmidt internedand worked part-time in the Advisor’sinvestment team from 2002 to 2004before joining the firm as a permanent employee in mid-2004. He earned his B.A.in Economics and Business Administration/Finance in 2004 from the Universityof Washington. Mr. Schmidthas completed Level I of theCFA Program.

The SAI provides additional information about the investment team members’ compensation, other accounts managed by the members and each member’s ownership of securities in the Funds and material conflicts of interest.

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of each Fund to ensure that the net annual fund operating expenses (excluding AFFE, tax, interest and extraordinary expenses) do not exceed 1.00% of the Large Cap Fund’s average daily net assets and 1.35% of the Small-Mid Cap Fund’s average daily net assets.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by each Fund in subsequent fiscal years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the expenses were waived and/or Fund expenses were reimbursed.  Any such reimbursement is contingent upon the Board’s subsequent review and ratification of the reimbursed amounts.  Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

YOUR ACCOUNT WITH THE FUNDS

Share Price

Shares of each Fund are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV).  The NAV takes into account the expenses and fees of each Fund, including management and administration fees, which are accrued daily.

Each Fund’s investments are valued according to market value.  Stocks that are “thinly traded” or events occurring after the close of the NYSE may create a situation where a market quote would not be readily available.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board.  The Board will periodically review the reliability of the Funds’ fair value methodology.

Buying Fund Shares

To purchase shares of the Funds, you must invest at least the minimum amount.

Large Cap Fund

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$500,000	$25,000
Retirement Accounts	$500,000	$25,000

Small-Mid Cap Fund

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$25,000
Retirement Accounts	$250,000	$25,000

Shares of each Fund may be purchased by check or by wire transfer of funds through a bank or through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by each Fund to receive purchase orders.  Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the tables above.  For regular accounts, Large Cap Fund and Small-Mid Cap Fund require an initial investment of $500,000 and $250,000, respectively.  For retirement and other non-taxable accounts (IRAs, SEP-IRAs, pension and profit sharing plans, etc.), the Large Cap Fund and Small-Mid Cap Fund also require an initial investment of $500,000 and $250,000, respectively. Minimum investment amounts may be made in any amount in excess of these amounts and may be waived from time to time by the Funds. Minimum investment amounts are waived when shares are purchased by current or retired directors and employees of the Advisor and its affiliates.

In-Kind Purchases and Redemptions

Each Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund.  Each Fund also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from a Fund.  See the SAI for further information about the terms of these purchases and redemptions.

Additional Investments

Additional purchases in eachFund may be made for $25,000 or more. Exceptions may be made at eachFund’s discretion. The additional purchases minimum is waived when shares are purchased by current or retired directors and employees of the Advisor and its affiliates. You may purchase additional shares of each Fund by sending a check, with the stub from your account statement, to the Funds at the addresses listed below. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement. You may also make additional purchases by wire, by electronic funds transfer through the Automated Clearing House (ACH) network, or through a broker. Please follow the procedures described in this Prospectus.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Funds may reject your purchase order if in the Advisor’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Funds, or rejection otherwise would be in a Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-97RIGEL (1-866-977-4435) if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  If elected on your account application, money can be automatically transferred from your checking or savings account on a weekly, biweekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $1,000 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-866-97RIGEL (1-866-977-4435), five days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.

Timing and Nature of Requests

Your share price will be the next NAV calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Rigel U.S. Equity Large Cap Growth Fund” or the “Rigel U.S. Equity Small-Mid Cap Growth Fund.”  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV.

Methods of Buying

Through a Broker
Each Fund is offered through Brokers.  Each Fund is also offered directly through the Funds’ distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The Broker who offers shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds for additional information.

All purchases must be in U.S. dollars and checks must be drawn on U.S. banks.

By mail
The Funds will not accept payment in cash, including cashier’s checks, unless the cashier’s checks are in excess of $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, money orders or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Funds, complete an account application form and send it together with your check for the amount you wish to invest in the Funds to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

Regular Mail Rigel Funds [Fund Name] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Rigel Funds [Fund Name] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 1-866-97RIGEL (1-866-977-4435) and you will be allowed to move money in amounts of $25,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m. (Eastern time) shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:  (name of the Rigel Fund)
(your name or the title on the account)
(your account #)
Before sending your wire, please contact the Transfer Agent at 1-866-97RIGEL (1-866-977-4435) to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.
Wired funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a broker-dealer or other financial intermediary
If you purchased your shares through a Broker, your redemption order must be placed through the same Broker. The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern time) for the redemption to be processed at the current day’s NAV.  Orders received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV.  Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares purchased directly from each Fund by mail.  Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail Rigel Funds [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Rigel Funds [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

A signature guarantee must be included if any of the following situations apply:

•	You wish to redeem more than $100,000 worth of shares;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	If ownership is changed on your account; or

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc.  Medallion Signature Program.   A notary public cannot provide a signature guarantee.

By telephone
To redeem shares by telephone, call the Funds at 1-866-97RIGEL (1-866-977-4435) and specify the amount of money you wish to redeem.  You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account.  Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three days.

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Funds) you may redeem shares in any amount, by instructing each Fund by phone at 1-866-97RIGEL (1-866-977-4435).  Unless noted on the initial application, a signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	That you correctly state the Fund account number;
•	The name in which your account is registered;
•	The social security or tax identification number under which the account is registered; and
•	The address of the account holder, as stated in the account application form.

Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $500,000 for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”).  The minimum withdrawal is $1,000.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.   You may request an application for the SWP by calling the Transfer Agent toll-free at 1-866-97RIGEL (1-866-977-4435).  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent sufficiently in advance of the next withdrawal.

Payment of Redemption Proceeds

You may redeem each Fund’s shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Generally, your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by each Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  In all cases, proceeds will be processed within seven calendar days and sent to you after your redemption request has been received.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of each Fund’s remaining shareholders) each Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that the Funds believe is consistent with shareholder interests.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interest of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, each Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  However, the Funds and financial intermediaries attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies.  Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Funds’ Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion on non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurances that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that each Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is no current market value quotation.

General Transaction Policies

Some of the following policies are mentioned above.  In general, each Fund reserves the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of each Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”

Your Broker or other financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Broker or other financial intermediary for details.

Service Fees – Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

TAX CONSEQUENCES

Each Fund intends to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the distributing Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. The Funds expect to generate significant amounts of short-term capital gains that will be taxed at higher ordinary income tax rates in the event of high portfolio turnover rates.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

The financial highlights table below is based on the financial history of the Large Cap Fund and is intended to help you understand the financial performance of the Large Cap Fund for the fiscal periods shown.  Certain information reflects the financial results for a single share of the Large Cap Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in the Large Cap Fund assuming reinvestment of all dividends and distributions.  The fiscal year end information below has been audited by the Large Cap Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Large Cap Fund’s Annual Report dated September 30, 2007, which is available free of charge upon request.

Because the Small-Mid Cap Fund has recently commenced operations, no financial highlights are available for the Fund at this time.

For a share outstanding throughout the period

	Year Ended September 30, 2007	May 31, 2006* to September 30, 2006
Net asset value, beginning of period	$49.35	$50.00

Income from investment operations:
Net investment income	0.20	0.07
Net realized and unrealized gain/(loss) on investments	9.86	(0.72)
Total from investment operations	10.06	(0.65)

Less distributions:
From net investment income	(0.19)	—
Total distributions	(0.19)	—

Net asset value, end of period	$59.22	$49.35

Total return	20.44%	(1.30	)%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$125,570	$129,572

Ratio of expenses to average net assets
Before expense reimbursement	1.02%	0.97	%+
After expense reimbursement	1.00%	0.97	%+

Ratio of net investment income to average net assets
Before expense reimbursement	0.36%	0.47	%+
After expense reimbursement	0.38%	0.47	%+

Portfolio turnover rate	231.59%	98.05	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Investment Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
 Seattle, Washington 98101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND
RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND
Series of Advisors Series Trust
www.rigelmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the Funds’ last fiscal year.

The SAI is available free of charge on the Funds’ website at www.rigelmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-866-97RIGEL (1-866-977-4435) or by writing to:

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND
RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.rigelmutualfunds.com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959)

Statement of Additional Information
January 28, 2008

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND
RIGEL U.S. EQUITY SMALL-MID CAP GROWTH FUND

Each a series of the Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated January 28, 2008 (the “Prospectus”), as may be revised, of the Rigel U.S. Equity Large Cap Growth Fund (the “Large Cap Fund”) and the Rigel U.S. Equity Small-Mid Cap Growth Fund (the “Small-Mid Cap Fund”) (each, a “Fund” and together, the “Funds”),  each a series of Advisors Series Trust (the “Trust”).  Rigel Capital, LLC (the “Advisor”) is the investment advisor to the Funds.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below.

The Large Cap Fund’s audited financial statements and notes thereto for the fiscal period ended September 30, 2007, and the unqualified report of Tait, Weller and Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Large Cap Fund’s Annual Report to Shareholders for the fiscal period ended September 30, 2007 (the “Annual Report”), and are incorporated by reference into this SAI.  Since the Small-Mid Cap Fund has recently commenced operations, there are no audited financial statements currently available for this Fund.  A copy of the Annual Report for the Large Cap Fund may be obtained without charge by calling or writing the Funds as shown below.

Rigel Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-866-97RIGEL

Table of Contents

The Trust	3
Investment Objective and Policies	3
Management	9
Portfolio Transactions and Brokerage	21
Portfolio Turnover	23
Proxy Voting Policy	24
Anti-Money Laundering Program	25
Portfolio Holdings Information	25
Determination of Net Asset Value	27
Purchase and Redemption of Fund Shares	28
Tax Matters	29
Dividends and Distributions	31
General Information	32
Financial Statements	33
Appendix “A”	34

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Funds and not to any other series of the Trust.  As of the date of this SAI, shares of 31 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as a management investment company.  Such a registration does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectus and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Large Cap Fund commenced operations on May 31, 2006.  The Small-Mid Cap Fund commenced operations on December 28, 2007.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of each Fund is to seek long-term capital appreciation. The Funds are diversified mutual funds.  There is no assurance that the Funds will achieve their investment objectives.  The discussion below supplements information contained in the Prospectus relating to the investment policies of the Funds.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent changes in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by either Fund, the Fund may receive stock, real estate or other investments that it would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Common stocks, preferred stocks, convertible securities, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in each Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which either Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Funds.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Diversification

Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time a  fund purchases a security.  However, if either Fund purchases a security and holds it for a period of time, the security may become a larger percentage of that Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by either Fund, a Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds  are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite each Fund qualifying as a diversified mutual fund under applicable federal laws.

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and TimeDeposits.  Each Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by either Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If either Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that each Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, each Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Investment Company Securities

Each Fund may invest in shares of other registered investment companies.  Each Fund may invest in money market mutual funds in connection with its management of daily cash positions. Pursuant to Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds currently intend to limit their investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by each Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Non-U.S. Investments

Each Fund may invest in securities of non-U.S.  issuers (“non-U.S.  securities”), provided that they are publicly traded in the United States, including American Depositary Receipts (“ADRs”).

American Depositary Receipts.  Each Fund may invest up to 10% of its net assets in ADRs.  ADRs are depositary receipts for non-U.S. securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a non-U.S.-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Non-U.S. Securities. Investments in non-U.S. securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain countries may not be as stable as those of the United States.  Governments in certain countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  Each Fund will invest only in securities denominated in U.S. dollars.  For this reason, the value of each Fund’s assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by either Fund.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain of either Fund’s non-U.S. securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to that Fund’s shareholders.

Illiquid Securities

Typically, each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between either Fund’s decision to dispose of such securities and the time when that Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, that have a readily available market usually are not deemed illiquid for purposes of this limitation by a Fund.  However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Restrictions

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of each Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of each Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of each Fund.

As a matter of fundamental policy, each Fund is diversified.  Each Fund’s investment objectives are also fundamental.

In addition, each Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) each Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit either Fund from engaging in options transactions or short sales;

2.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.	Invest more than 25% of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities);

4.
Purchase or sell real estate unless acquired as a result of ownership of securities (although each Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent either Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities; or

6.	Make loans of money (except for purchases of debt securities consistent with the investment policies of each Fund and except for repurchase agreements).

Each Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, each Fund may not:

1.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

2.            Make investments for the purpose of exercising control or management; or

3.
Make any change in its investment policies of investing at least 80% of its net assets under normal circumstances in the investments suggested by the Fund’s name without first providing Fund’s shareholders with at least 60 days’ prior notice.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board” or the “Trustees”).  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to either Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held by Trustees are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	2	Director, Sound Surgical Technologies, LLC; Director/Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); The UBS Funds (57 portfolios).
James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Trustee, The Payden Funds (21 portfolios); The Metzler/Payden Investment Group (6 portfolios); and Arena Pharmaceuticals.
Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Independent Trustee, The Forward Funds (16 portfolios).
George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds (6 portfolios).
George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

Officers of the Trust
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman, Chief Executive Officer and Principal Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.
Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.
Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.
Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).

Jeanine M. Bajczyk, Esq. (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

*
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Compensation– Effective January 1, 2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year from the Trust with no additional fee for special meetings.  The Independent Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Large Cap Fund[1]	Aggregate Compensation From the Small-Mid Cap Fund[2]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees[3]
Independent Trustees
Walter E. Auch, Trustee	$1,816	None	None	None	$1,816
James Clayburn LaForce, Trustee	$1,854	None	None	None	$1,854
Donald E. O’Connor, Trustee	$2,162	None	None	None	$2,162
George J. Rebhan, Trustee	$2,055	None	None	None	$2,055
George T. Wofford, Trustee	$1,981	None	None	None	$1,981
[1]	For the Fund’s fiscal year ended September 30, 2007.
[2]	The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, did not pay any compensation to Trustees during the fiscal year ended September 30, 2007.
[3]	There are currently numerous portfolios comprising the Trust. For the fiscal year ended September 30, 2007, total Independent Trustees’ fees and expenses were $180,532.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (the “QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ pricing and financial reporting. The Audit Committee met once with respect to the Large Cap Fund during the Fund’s fiscal year ended September 30, 2007.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee met once with respect to the Funds during the Funds’ fiscal year ended September 30, 2007.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SECon behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  The QLCCdid not meetwith respect to the Funds during the Funds’ fiscal year ended September 30, 2007.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet with respect to the Funds during the Funds’ fiscal year ended September 30, 2007.

Fund Shares Beneficially Owned by Trustees.  As of December 31, 2007, no Trustee, including the Independent Trustees, beneficially owned shares of the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Large Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Dollar Range of Equity Securities in the Small-Mid Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Walter E. Auch, Independent Trustee	None	None	None
James Clayburn LaForce, Independent Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
George T. Wofford, Independent Trustee	None	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  The vote of a control person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

As of December 31, 2007, the following shareholders were considered to be principal shareholders of each Fund:

Large Cap Fund

Name and Address	% Ownership	Type of Ownership
R. V. Kuhns 805 SW Broadway, Suite 2200 Portland, OR 97205-3362	12.12%	Record
Capinco c/o U.S. Bank P.O. Box 1787 Milwaukee, WI 53201-1787	7.41%	Record
Credit Agricole Luxembourg College Green Corp. 39 Allee Scheffer Luxembourg 2520	6.53%	Record
Houston Ballet Foundation 1921 West Bell Street Houston, TX 77019-4813	5.99%	Record

Small-Mid Cap Fund

Name and Address	% Ownership	Type of Ownership
Bruce A. Nordstrom 1617 6th Avenue Seattle, WA 98101-1707	39.93%	Beneficial
Bruce C. and Andrea H. Lorig 12 Evergreen Lane Mercer Island, WA 98040-3910	11.00%	Beneficial
Cheryl Kauffman P.O. Box 25 Medina, WA 98039-0025	8.18%	Beneficial
Darryl S. and Janet C. Vhugen 2343 43rd Avenue East Seattle, WA 98112-2735	5.15%	Beneficial

As of December 31, 2007, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.  Furthermore, neither the Independent Trustees, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.

The Advisor

Rigel Capital, LLC, 601 Union Street, Suite 3930, Seattle, Washington 98101, acts as investment advisor to the Funds pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust and the Advisor.  Rigel Capital, LLC is owned jointly by Rigel Capital Management, Inc. (75%) and Strategic Investment Group Ventures (25%).  Rigel Capital Management, Inc. is 100% employee-owned.  Strategic Investment Group Ventures is also a joint venture, CALPERS Retirement System is its majority holder. [Mr. George Kauffman is considered a control person of the Advisor because he owned a 51% controlling ownership interest in Rigel Capital Management, Inc. as of December 31, 2007.]  Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreements, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of each Fund’s investments.  The Advisor also continuously monitors and maintains each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.

After the initial two years, the Advisory Agreements will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreements.  The Advisory Agreements are terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreements provide that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreements, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by each Fund and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, tax and extraordinary expenses) to the limit set forth in the Prospectus Expense Table (the “expense cap”).  Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by each Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by each Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

For the periods indicated below, the Large Cap Fund paid the following fees to the Advisor:

Large Cap Fund

September 30,	Total Fees Accrued by Advisor	Fees Waived/ Expenses Absorbed	Fees Recouped	Net Advisory Fee Paid to Advisor
2007	$967,631	$24,800	$0	$942,831
2006*	$304,047	$0	$0	$304,047

*	The amounts shown are for the period from May 31, 2006, through September 30, 2006.

Small-Mid Cap Fund

The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, did not accrue any advisory fees during the fiscal period ended September 30, 2007.

Portfolio Managers

An investment team is responsible for the day-to-day management of each Fund.  George Kauffman, Richard N. Stice and John Corby are each members of the investment committee for the Large Cap Fund and each provides portfolio management services.  George Kauffman, John Corby, Linda Olson and Jeffrey Schmidt are each members of the investment committee for the Small-Mid Cap Fund and each provides portfolio management services.  The following tables show the number of other accounts managed by the investment committees and the total assets in the accounts managed within various categories as of September 30, 2007.

Large Cap Fund

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
INVESTMENT TEAM
George Kauffman	1	$79 million	2	$12 million	151	$2 billion
Richard N. Stice	1	$79 million	2	$12 million	151	$2 billion
John Corby	1	$79 million	2	$12 million	151	$2 billion

Small-Mid Cap Fund

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
INVESTMENT TEAM
George Kauffman	1	$79 million	2	$12 million	151	$2 billion
John Corby	1	$79 million	2	$12 million	151	$2 billion
Linda Olson	1	$79 million	2	$12 million	151	$2 billion
Jeffrey Schmidt	1	$79 million	2	$12 million	151	$2 billion

The following tables reflect information regarding accounts for which the investment committees have day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of September 30, 2007. Asset amounts are approximate and have been rounded.

Large Cap Fund

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
INVESTMENT TEAM
George Kauffman	1	$79 million	0	$0	0	$0
Richard N. Stice	1	$79 million	0	$0	0	$0
John Corby	1	$79 million	0	$0	0	$0

Small-Mid Cap Fund

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
INVESTMENT TEAM
George Kauffman	1	$79 million	0	$0	0	$0
John Corby	1	$79 million	0	$0	0	$0
Linda Olson	1	$79 million	0	$0	0	$0
Jeffrey Schmidt	1	$79 million	0	$0	0	$0

Material Conflicts of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of each Fund, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for each Fund, the Advisor determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Advisor believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Advisor will allocate securities so purchased or sold in the manner that it considers equitable and consistent with its fiduciary obligations to its clients.

The Advisor does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The investment team manages other separate investment portfolios with the same investment philosophy and process.  The Advisor’s brokerage and trading policies ensure that no conflicts arise between transactions involving either Fund and those involving separately managed accounts.

Compensation.  The Advisor’s investment professionals are compensated with a salary and bonus package.  The Advisor’s bonus pool is determined by the Advisor’s profits, and distributed based on an individual’s performance against personal long- and short-term goals, not based on the performance or asset size of either Fund. The portfolio managers do not participate in a company-sponsored retirement plan and receive standard benefits commensurate with the other employees of the firm.  Portfolio managers do not receive deferred compensation.

Securities Owned in the Funds by Portfolio Managers.  As of September 30, 2007, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Large Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Small-Mid Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
George Kauffman	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
John Corby	$100,001 - $500,000	None	$100,001 - $500,000
Linda Olson	None	None	None
Jeffrey Schmidt	None	None	None
Richard N. Stice	None	None	None

Service Providers

Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), USBFS acts as the Funds’ administrator.  The Administrator provides certain administrative services to each Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, each Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and each Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of each Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of either Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Funds paid the following fees to USBFS for administrative services during the fiscal periods ended September 30, 2007:

Large Cap Fund

Administrator Fees Paid During Fiscal Periods Ended September 30,
2007	2006*
$113,215	$35,870

*	The amount shown is for the period from May 31, 2006, through September 30, 2006.

Small-Mid Cap Fund

The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, did not accrue any administrator fees during the fiscal period ended September 30, 2007.

USBFS also acts as Fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank National Association, an affiliate of USBFS and the Distributor, serves as the custodian of the securities and other assets of each Fund, whereby the Custodian receives fees on a transaction basis plus out-of-pocket expenses for the services provided.  The Custodian’s address is Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 55 Second Street, 24th floor, San Francisco, California 94105,  is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the  “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of Fund shares is continuous.  The Distributor, Administrator, Transfer Agent and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  (“FINRA”) formerly, the NASD.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which each Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with each Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of each Fund subject to rules adopted by FINRA.

While it is each Fund’s general policy to seek best execution first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, when it  is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to each Fund or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients (e.g., Factset, Firstcall, Starmine, Bloomberg, Wonda, Flow of Capital, among others).  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as either Fund at the same time, either Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, each Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the applicable Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of each Fund to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the periods indicated below, the Funds paid the following in brokerage commissions:

Large Cap Fund

Aggregate Brokerage Commissions Paid During Fiscal Periods Ended September 30,
2007	2006*
$449,688	$194,849

*	The amount shown is for the period from May 31, 2006, through September 30, 2006.

Small-Mid Cap Fund

The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, did not pay any brokerage commissions during the fiscal period ended September 30, 2007.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

Large Cap Fund

Portfolio Turnover During Fiscal Periods Ended September 30,
2007	2006*
231.59%	98.05%

*	The percentage shown is for the period from May 31, 2006, through September 30, 2006.

Small-Mid Cap Fund

The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, did not experience any portfolio turnover during the fiscal period ended September 30, 2007.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

In light of these fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisor has retained Institutional Shareholder Services (“ISS”).  ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers.  The services provided to the Advisor include in-depth research, vote execution, and recordkeeping.  The Advisor has adopted ISS’s proxy voting guidelines.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy.  Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Advisor.  The Advisor’s assistant portfolio managers are responsible for voting and recording proxy votes.

Conflict of Interest. The Advisor’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of each Fund.  If the Advisor detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Advisor should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Advisor.

Review. The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreements or comparable documents, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30.  Each Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-866-97RIGEL and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that each Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each Fund. These Disclosure Policies have been approved by the Board. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

A complete listing of each Fund’s portfolio holdings is made available to the public with a lag of approximately five to ten business days after the end of each calendar quarter.  These holdings are posted quarterly to www.rigelmutualfunds.com.  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about each Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of each Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis.  Each Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of each Fund’s shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of each Fund, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Advisor’s Board of Directors and to the Funds’ Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of each Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to each Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to each Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Policies, when either Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in each Fund outstanding at such time.

Net Assets	=	NAV Per Share
Shares Outstanding

The NAV per share of the Large Cap Fund as of September 30, 2007 is calculated below:

$125,570,155	=	$59.22
2,120,360

The Small-Mid Cap Fund commenced operations on December 28, 2007, and accordingly, there is no NAV calculation available as of September 30, 2007.

Generally, each Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Each Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of each Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase.  In order to purchase shares of each Fund, you must invest the initial minimum investment for the relevant class of shares.  However, each Fund reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing orders with each Fund.

Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in either Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).  Furthermore, either Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (ii) for any period during which an emergency exists as a result of which disposal by either Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for either Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of each Fund’s shareholders.

In-Kind Purchases

Payment for shares of each Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, each Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by each Fund and that each Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to each Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Redemption-in-Kind.  Neither Fund intends to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows each Fund to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that each Fund will not be subject to any federal income or excise taxes.  However, neither Fund can give assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which neither Fund paid federal income tax.  Net investment income consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of either Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by each Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the distributing Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the distributing Fund designates the amount distributed as a qualifying dividend.  This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends-received deduction for corporate shareholders.  However, the portion of either Fund’s gross income attributable to qualifying dividends is largely dependent on such Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of each Fund and the applicability of any state, local or foreign taxation.  Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to each Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by each Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  Neither Fund pays “interest” or guarantees any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year either Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

GENERAL INFORMATION

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund.  Each share represents an interest in each Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of each Fund available for distribution to shareholders.

With respect to each Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have  no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access  persons of the Advisor and Distributor to invest in securities that may be purchased or held by each Fund.

FINANCIAL STATEMENTS

The Annual Report for the Large Cap Fund for the fiscal year ended September 30, 2007, is a separate document supplied upon request and the financial statements and accompanying notes of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

As the Small-Mid Cap Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Small-Mid Cap Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX “A”

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S.municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C
(Rigel Funds)

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)
Amended and Restated Bylaws dated June 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement for Rigel U.S. Equity Large Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A (File No. 333-17391) on May 31, 2006.

(ii)
Investment Advisory Agreement for Rigel U.S. Equity Small-Mid Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(e)	Distribution Agreements.

(i)
Distribution Agreement for Rigel U.S. Equity Large Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A (File No. 333-17391) on May 31, 2006.

(ii)
Distribution Agreement for Rigel U.S. Equity Small-Mid Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(i)	Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(1)
Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(ii)
Transfer Agency Service Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(1)
Amendment to Transfer Agency Service Agreement was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(iii)
Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(1)	Amendment to Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391 on December 28, 2007.

(iv)	Operating Expenses Limitation Agreements.

(1)
Operating Expenses Limitation Agreement for the Rigel U.S. Equity Large Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A (File No. 333-17391 on May 31, 2006.

(2)
Operating Expenses Limitation Agreement for the Rigel U.S. Equity Small-Mid Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391 on December 28, 2007.

(v)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004, and is incorporated herein by reference.

(vi)	Form of Shareholder Servicing Plan is not applicable.

(i)	Opinions of Counsel.

(i)
Opinion of Counsel for the Rigel U.S. Equity Large Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 235 to the Registration Statement on Form N-1A (File No. 333-17391) on January 26, 2007.

(ii)
Opinion of Counsel for the Rigel U.S. Equity Small-Mid Cap Growth Fund was previously filed with Registrant’s Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A (File No. 333-17391) on December 28, 2007.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan is not applicable.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Code of Ethics

(i)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 257 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2008, and is incorporated herein by reference.

(ii)	Code of Ethics for the Advisor is filed herewith.

(iii)
Code of Ethics for the Distributor was previously filed with Registrant’s Post-Effective Amendment No. 257 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated October 1, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
.
Item 27. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Fund Trust	Julius Baer Investment Funds
Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP

Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.
Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds
Jensen Portfolio

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman, Chief Executive Officer, Principal Executive Officer
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Rigel Capital LLC 3930 Two Union Square 601 Union Street Seattle, WA 98101
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in  Parts A and B.

Not Applicable.

Item 30.  Undertakings.

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of January 2008.

ADVISORS SERIES TRUST

By: /s/ Douglas G. Hess*
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on January 28, 2008.

Signature	Title

Walter E. Auch* Walter E. Auch	Trustee

James Clayburn LaForce* James Clayburn LaForce	Trustee

Donald E. O’Connor* Donald E. O’Connor	Trustee

George J. Rebhan* George J. Rebhan	Trustee

George T. Wofford* George T. Wofford	Trustee

/s/ Joe D. Redwine Joe D. Redwine	Chairman, Chief Executive Officer, Principal Executive Officer

/s/ Cheryl L. King Cheryl L. King	Treasurer and Principal Financial and Accounting Officer

* /s/ Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.
Code of Ethics – Rigel Capital LLC	EX.99.p.ii.